Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2026
Expenses by nature
Schedule of expenses by nature
	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	390,493	-	-	390,493
Salaries, social security costs and other personnel expenses	115,726	71,466	11,356	198,548
Fees and payments for services	64,977	18,243	3,715	86,935
Cost of sale of goods and services	129,683	-	-	129,683
Maintenance, security, cleaning, repairs and others	78,582	12,027	144	90,753
Taxes, rates and contributions	21,145	5,369	38,845	65,359
Advertising and other selling expenses	24,911	98	11,281	36,290
Freights	49	12	37,564	37,625
Director's fees	-	31,304	-	31,304
Depreciation and amortization	15,321	6,738	1,845	23,904
Leases and service charges	6,710	1,727	87	8,524
Travelling, library expenses and stationery	4,038	2,192	1,561	7,791
Supplies and labors	4,313	2	6,769	11,084
Other expenses	1,716	618	3,097	5,431
Bank expenses	182	2,474	119	2,775
Conditioning and clearance	-	-	3,734	3,734
Interaction and roaming expenses	1,740	84	35	1,859
Allowance for doubtful accounts, net	-	-	4,552	4,552
Total expenses by nature as of 06.30.2026	859,586	152,354	124,704	1,136,644
	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	319,178	-	-	319,178
Salaries, social security costs and other personnel expenses	115,539	75,045	11,744	202,328
Fees and payments for services	61,586	16,473	3,691	81,750
Cost of sale of goods and services	125,885	-	-	125,885
Maintenance, security, cleaning, repairs and others	71,740	11,780	171	83,691
Taxes, rates and contributions	16,880	5,309	33,817	56,006
Advertising and other selling expenses	21,255	155	6,390	27,800
Freights	43	6	36,548	36,597
Director's fees (i)	-	27,009	-	27,009
Depreciation and amortization	14,897	5,095	1,692	21,684
Leases and service charges	5,279	1,658	94	7,031
Travelling, library expenses and stationery	3,064	2,321	1,598	6,983
Supplies and labors	3,646	1	5,619	9,266
Other expenses	1,478	553	3,482	5,513
Bank expenses	229	2,756	10	2,995
Conditioning and clearance	-	-	3,901	3,901
Interaction and roaming expenses	1,514	80	33	1,627
Allowance for doubtful accounts, net	-	-	2,187	2,187
Total expenses by nature as of 06.30.2025	762,213	148,241	110,977	1,021,431
	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	365,869	-	-	365,869
Salaries, social security costs and other personnel expenses	102,322	74,106	10,999	187,427
Fees and payments for services	84,326	20,522	4,943	109,791
Cost of sale of goods and services	88,706	-	-	88,706
Maintenance, security, cleaning, repairs and others	60,221	9,791	146	70,158
Taxes, rates and contributions	11,618	8,291	41,258	61,167
Advertising and other selling expenses	22,768	159	5,120	28,047
Freights	66	695	30,931	31,692
Director's fees	-	30,587	-	30,587
Depreciation and amortization	12,723	5,511	1,451	19,685
Leases and service charges	3,988	1,748	160	5,896
Travelling, library expenses and stationery	2,962	2,292	1,276	6,530
Supplies and labors	3,201	-	7,047	10,248
Other expenses	1,879	759	3,041	5,679
Bank expenses	342	3,433	-	3,775
Conditioning and clearance	-	-	4,063	4,063
Interaction and roaming expenses	1,982	92	39	2,113
Allowance for doubtful accounts, net	-	-	1,956	1,956
Total expenses by nature as of 06.30.2024	762,973	157,986	112,430	1,033,389